Document and Entity Information - shares	6 Months Ended
	Nov. 30, 2018	Sep. 22, 2020
Document And Entity Information
Entity Registrant Name	SavMobi Technology Inc.
Entity Central Index Key	0001647822
Document Type	10-Q/A
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		61,900,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Entity Emerging Growth	true
Entity ex-transition	false
Entity Small Business	true
Entity Interactive Data	Yes
Entity Incorporation State	NV
Entity Shell Company	true
Entity File Number	333-206804